RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of information about key management personnel [Table Text Block]
		Share-based
For the year ended December 31, 2018	Salary or Fees	Payments	Total
Management	$2,692,782	$570,455	$3,263,237
Outside directors *	1,512,752	248,399	1,761,151
Seabord Services Corp.	433,971	-	433,971
Total	$4,639,505	$818,854	$5,458,359

		Share-based
For the year ended December 31, 2017	Salary or Fees	Payments	Total
Management	$733,244	$361,865	$1,095,109
Outside directors *	149,882	226,614	376,496
Seabord Services Corp.	357,600	-	357,600
Total	$1,240,726	$588,479	$1,829,205

		Share-based
For the year ended December 31, 2016	Salary or Fees	Payments	Total
Management	$803,033	$215,933	$1,018,966
Outside directors *	151,228	167,534	318,762
Seabord Services Corp.	357,600	-	357,600
Total	$1,311,861	$383,467	$1,695,328

* Directors fees include US$5,000 per month and a US$1,000,000 discretionary bonus (Note 16) paid to the Company’s non-Executive Chairman, who does not receive the fees paid to the other independent directors.

Disclosure of accounts payable and accrued liabilities explanatory [Table Text Block]
Related Party Assets and Liabilities	Service or Term	December 31, 2018	December 31, 2017
Amounts due to:
David M. Cole, President and CEO	Salary and bonus accrual	$1,501,003	$7,177
Christina Cepeliauskas, CFO	Bonus and expense reimbursement	238,425	-
Jan Steiert, Chief Legal Officer	Salary and bonus accrual	238,526	23
Directors	Fees and bonus accruals	1,387,413	23,852
Seabord Services Corp.	Expense reimbursement	(362)	(307)
		$3,365,005	$30,744